As filed with the Securities and Exchange Commission on October 13, 2000.

                                                      Registration No. 333-90577

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                -----------------
                                    FORM S-6
                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2


                         Post-Effective Amendment No. 3
                                -----------------
                        SECURITY LIFE SEPARATE ACCOUNT L1
                              (Exact Name of Trust)



                    SECURITY LIFE OF DENVER INSURANCE COMPANY
                               (Name of Depositor)
                                  1290 Broadway
                           Denver, Colorado 80203-5699
              (Address of Depositor's Principal Executive Offices)



                                                Copy to:
GARY W. WAGGONER, ESQ.                          KIMBERLY J. SMITH, ESQ.
Security Life of Denver Insurance Company       Sutherland Asbill & Brennan LLP
1290 Broadway                                   1275 Pennsylvania Avenue, NW
Denver, Colorado 80203-5699                     Washington, D.C. 20004-2415
                                                (202) 383-0314

(Name and Address of Agent for Service)


                          ----------------------------

It is proposed that this filing will become effective:

         ___    on ____________, 2000 pursuant to paragraph (a) of Rule 485
         ___    60 days after filing pursuant to paragraph (a) of Rule 485
         ___    on May 1, 2000 pursuant to paragraph (b) of Rule 485
         _x_    immediately upon filing pursuant to paragraph (b) of Rule 485
         ___    this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Title of securities being registered: Variable life insurance policies.

             SECURITY LIFE SEPARATE ACCOUNT L1 (File No. 333-90577)
                              Cross-Reference Table





Form N-8B-2 Item No.          Caption in Prospectus


1, 2                          Cover; Security Life of Denver Insurance Company;
                              Security Life Separate Account L1

3                             Inapplicable

4                             Security Life of Denver Insurance Company

5, 6                          Security Life Separate Account L1

7                             Inapplicable

8                             Financial Statements

9                             Inapplicable

10(a), (b), (c), (d), (e)     Policy Summary; Policy Values, Determining the
                              Value in the Variable Division; Charges and
                              Deductions; Surrender; Partial Withdrawals;
                              Guaranteed Interest Division; Transfers of Account
                              Value; Right to Exchange Policy; Lapse;
                              Reinstatement; Premiums

10(f)                         Voting Privileges; Right to Change Operations

10(g), (h)                    Right to Change Operations

10(i) Tax Considerations; Detailed Information about the Policy; General Policy
                              Provisions; Guaranteed Interest Division

11, 12                        Security Life Separate Account L1

13                            Policy Summary; Charges and Deductions;
                              Group or Sponsored Arrangements, or Corporate Purchasers

Form N-8B-2 Item No.         Caption in Prospectus


14, 15 Policy Summary; Free Look Period; General Policy Provisions; Applying for a Policy

16                           Premiums; Allocation of Net Premiums; How We
                             Calculate Accumulation Unit Values

17                           Payment; Surrender; Partial Withdrawals

18                           Policy Summary; Tax Considerations; Detailed
                             Information about the Policy;
                             Security Life Separate Account L1

19                           Reports to Owners; Notification and
                             Claims Procedures; Performance Information
                             (Appendix B)

20                           See 10(g) & 10(a)

21                           Policy Loans

22 Policy Summary; Premiums; Grace Period; Security Life Separate Account L1; Detailed Information about the Policy

23                           Inapplicable

24                           Inapplicable

25                           Security Life of Denver Insurance Company

26                           Inapplicable

27, 28, 29, 30               Security Life of Denver Insurance Company

31, 32, 33, 34               Inapplicable

35                           Inapplicable

36                           Inapplicable

Form N-8B-2 Item No.         Caption in Prospectus


37                           Inapplicable

38, 39, 40, 41(a)            General Policy Provisions; Distribution of
                             the Policies; Security Life of Denver Insurance
                             Company

41(b), 41(c), 42, 43         Inapplicable

44                           Determining the Value in the Variable Division;
                             How We Calculate Accumulation Unit Values

45                           Inapplicable

46 Partial Withdrawals; Detailed Information about the Policy

47, 48, 49, 50               Inapplicable

51                           Detailed Information about the Policy

52                           Determining the Value in the Variable Division;
                             Right to Change Operations

53(a)                        Tax Considerations

53(b), 54, 55                Inapplicable

56, 57, 58                   Inapplicable

59                           Financial Statements

                      SUPPLEMENT DATED OCTOBER 13, 2000, TO
                      THE PROSPECTUS DATED MAY 1, 2000, FOR
                   CORPORATE BENEFITS VARIABLE UNIVERSAL LIFE
                 FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                    ISSUED BY
                    SECURITY LIFE OF DENVER INSURANCE COMPANY
                                       AND
                        SECURITY LIFE SEPARATE ACCOUNT L1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS DATED MAY 1, 2000. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


NEW INVESTMENT PORTFOLIOS. Effective October 13, 2000, four new investment portfolios are available under your Policy; this supplement provides you with certain information about these new portfolios: Janus Aspen Aggressive Growth (Service Shares); Janus Aspen Growth (Service Shares); Janus Aspen International Growth (Service Shares); and Janus Aspen Worldwide Growth (Service Shares). For a more complete description of the new portfolios' investments, risks, costs and expenses, please see the accompanying prospectus for the new portfolios.

Premium allocation and transfers of account value to the new portfolios are subject to the terms of your Policy and are described in your May 1, 2000 prospectus.


                        * * * * * * * * * * * * * * * * *


The second sentence of the first paragraph in the "Fees and Expenses of the Investment Portfolios" subsection on page 6 is deleted and replaced as follows:

         "This price reflects investment management fees, any 12b-1 fees and other direct expenses deducted from the portfolio assets."


                        * * * * * * * * * * * * * * * * *









Corporate Benefits               Page 1 of 3

The following information is added to the "Investment Portfolio Annual Expenses" on pages 7 - 8:

                                                                                                     Fees and
                                                                                         Total       Expenses      Total Net
                                              Management        12b-1       Other      Portfolio     Waived or     Portfolio
                  Portfolio                      Fees            Fees      Expenses     Expenses    Reimbursed      Expenses
                  ---------                      ----            ----      --------     --------    ----------      --------
JANUS ASPEN SERIES SERVICE SHARES /11/
       Janus Aspen Aggressive Growth              0.65%          0.25%       0.02%       0.92%          N/A          0.92%
       Janus Aspen Growth                         0.65%          0.25%       0.02%       0.92%          N/A          0.92%
       Janus Aspen International Growth           0.65%          0.25%       0.11%       1.01%          N/A          1.01%
       Janus Aspen Worldwide Growth               0.65%          0.25%       0.05%       0.95%          N/A          0.95%

----------------------------

/11/ Janus Aspen Series Service Shares have a distribution plan or "Rule 12b-1 plan" which is described in the Funds' prospectuses. Expenses are based on the estimated expenses that the Service Shares Class of each Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of any expense offset arrangements.


                        * * * * * * * * * * * * * * * * *


The following sentence is added to the end of the last paragraph of the "Investment Portfolio Objectives" subsection on page 13:

         "We receive 12b-1 fees from some investment portfolios."


                        * * * * * * * * * * * * * * * * *


The following information is added to the "Investment Portfolio Objectives" on pages 14 - 17:

-------------------------------------------------------------------------------------------------------------------------------
                                                INVESTMENT PORTFOLIO OBJECTIVES
---------------------------------- -------------------------------- -----------------------------------------------------------
Variable Investment Option         Investment Company/ Adviser/     Investment Objective
                                   Manager/ Sub-Adviser
---------------------------------- -------------------------------- -----------------------------------------------------------
Aspen Aggressive Growth            Investment Company:              Seeks long-term growth of capital by investing primarily
Portfolio Service Shares           Janus Aspen Series               in common stocks selected for their growth potential and
                                   Investment Adviser:              normally investing at least 50% of its equity assets in
                                   Janus Capital                    medium-sized companies which fall within the range of
                                                                    companies in the S&P(R) MidCap 400 Index.
---------------------------------- -------------------------------- -----------------------------------------------------------
Aspen Growth Portfolio Service     Investment Company:              Seeks long-term growth of capital in a manner consistent
Shares                             Janus Aspen Series               with preservation of capital by investing primarily in
                                   Investment Adviser:              common stocks selected for their growth potential.
                                   Janus Capital                    Although the portfolio can invest in companies of any
                                                                    size, it generally invests in larger, more established
                                                                    companies.
---------------------------------- -------------------------------- -----------------------------------------------------------


Corporate Benefits               Page 2 of 3

-------------------------------------------------------------------------------------------------------------------------------
                                                INVESTMENT PORTFOLIO OBJECTIVES
---------------------------------- -------------------------------- -----------------------------------------------------------
Variable Investment Option         Investment Company/ Adviser/     Investment Objective
                                   Manager/ Sub-Adviser
---------------------------------- -------------------------------- -----------------------------------------------------------
---------------------------------- -------------------------------- -----------------------------------------------------------
Aspen International Growth         Investment Company:              Seeks long-term growth of capital by investing at least
Portfolio Service Shares           Janus Aspen Series               65% of its total assets in securities of issuers from at
                                   Investment Adviser:              least five different countries, excluding the United
                                   Janus Capital                    States.  Although the portfolio intends to invest
                                                                    substantially all of its assets in issuers located
                                                                    outside the United States, it may at times invest in U.S.
                                                                    issuers and it may at times invest all of its assets in
                                                                    fewer than five countries or even a single country.
---------------------------------- -------------------------------- -----------------------------------------------------------
Aspen Worldwide Growth Portfolio   Investment Company:              Seeks long-term growth of capital in a manner consistent
Service Shares                     Janus Aspen Series               with preservation of capital by investing primarily in
                                   Investment Adviser:              common stocks of companies of any size throughout the
                                   Janus Capital                    world.  The portfolio normally invests in issuers from at
                                                                    least five different countries, including the United
                                                                    States.  The portfolio may at times invest in fewer than
                                                                    five countries or even a single country.
---------------------------------- -------------------------------- -----------------------------------------------------------


                        * * * * * * * * * * * * * * * * *


FINANCIAL INFORMATION. Your May 1, 2000 prospectus includes financial statements for the Company for the fiscal year ended December 31, 1999. The Company generally does not prepare financial statements more often than annually and believes that any incremental benefit to prospective policy holders that may result from preparing and delivering more current financial statements, though unaudited, does not justify the additional cost that would be incurred. There have been no adverse changes in the Company's financial condition or operations since December 31, 1999.


                        * * * * * * * * * * * * * * * * *

















Corporate Benefits               Page 3 of 3

The following papers and documents are incorporated herein by reference to Post-Effective Amendment No. 2 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account Ll, filed with the Securities and Exchange Commission on April 28, 2000 (File No. 333-90577): the prospectus.

                                     PART II


                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                      UNDERTAKING REGARDING INDEMNIFICATION

Please refer to the Articles of Incorporation listed as Exhibits 1.A(6)(a) and 1.A(6)(b-g) and the By-Laws listed as Exhibits 1.A(6)(h) and 1.A(6)(h)(i).

Security Life of Denver's (the "corporation") Certificate of Incorporation and bylaws provide that the corporation shall have every power and duty of indemnification of directors, officers, employees and agents, without limitation, provided by the laws of the state of Colorado. Under Colorado law, the corporation has the power to indemnify such persons against expenses, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with any threatened, pending or completed action, suit or proceeding, if such person acted in good faith and in a manner which that person reasonably believed to be in or not opposed to the best interest of the corporation and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. In the case of actions by or in the right of the corporation, such indemnification cannot be made where such person is adjudged liable to the corporation, except pursuant to a court order. The corporation is required to indemnify directors, officers, employees and agents against expense actually and reasonably incurred in connection with actions where such persons have been successful on the merits or otherwise in defense of such actions.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the securities and Exchange commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling preceding, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


  UNDERTAKING REQUIRED BY SECTION 26(e)(2)(A) OF THE INVESTMENT COMPANY ACT OF
                                1940, AS AMENDED

Security Life of Denver Insurance Company represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                       Contents of Registration Statement

This Registration Statement comprises the following papers and documents:

    The facing sheet.

    Cross-Reference table.


--------------------------------------------------------------------------------

Corporate Benefits                   II - 1

    The prospectus. (Incorporated by reference)
                Corporate Benefits

    The undertaking to file reports.

    The undertaking regarding indemnification.

    The undertaking required by Section 26(e)2(A) of the Investment Company Act of 1940, as amended.

    The signatures.

    Written consents of the following persons:
        James L. Livingston, Jr. (See Exhibit 6.A).
        Ernst & Young LLP (See Exhibit 7.A).
        Sutherland Asbill & Brennan LLP (See Exhibit 7.B).


     The following exhibits:

1.A  (1) Resolution of the Executive Committee of the Board of Directors of
         Security Life of Denver Insurance Company ("Security Life of Denver") authorizing the establishment of the Registrant./1/

     (2) Not Applicable.

     (3) (a)  Security Life of Denver Distribution Agreement./1/
              (i) Amendment to Security Life of Denver Insurance Company Distribution Agreement./6/
              (ii) Amendment to Security Life of Denver Insurance Company Distribution Agreement./9/
         (b) Amendment to Broker/Dealer Supervisory and Selling Agreement for Variable Contracts with Compensation Schedule./10/
              (i)    Compensation Schedule./12/
         (c)  Commission for Policies./10/
         (d)  Specimen Master Sales and Supervisory Agreement./12/

     (4) Not Applicable.

     (5) (a) Specimen Corporate Benefits Variable Universal Life Insurance Policy (Form No. 2505(VUL)-3/00)./7/
         (b)  Adjustable Term Insurance Rider (Form No. R2006-3/00)./5/
         (c)  Certificate of Insurance./5/

     (6) (a) Security Life of Denver's Restated Articles of Incorporation./1/ (b-g) Amendments to Articles of Incorporation through June 12, 1987./1/
         (h)  Security Life of Denver's By-Laws./1/
              (i) Bylaws of Security Life of Denver Insurance Company (Restated with Amendments through September 30, 1997)./2/

     (7) Not Applicable.

     (8) (a)  Participation Agreements
              (i) Participation Agreement by and among AIM Variable Insurance Funds, Inc., Life Insurance Company, on Behalf of Itself and its Separate Accounts and Name of Underwriter of Variable Contracts and Policies./3/

--------------------------------------------------------------------------------

Corporate Benefits                   II - 2

              (ii) Sales Agreement by and among The Alger American Fund, Fred Alger Management, Inc., and Security Life of Denver Insurance Company./1/
              (iii) Sales Agreement by and among Neuberger & Berman Advisers Management Trust, Neuberger & Berman Management Incorporated, and Security Life of Denver Insurance Company./1/
              (iv) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./1/
              (v) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./1/
              (vi) Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc., and Security Life of Denver Insurance Company./1/
              (vii) Participation Agreement between Van Eck Investment Trust and the Trust's investment adviser, Van Eck Associates Corporation, and Security Life of Denver Insurance Company./1/
              (viii) Participation Agreement among Security Life of Denver
                     Insurance Company, The GCG Trust and Directed Services, Inc./12/

         (b)  (i)    First Amendment to Fund Participation Agreement between
                     Security Life of Denver, Van Eck Investment Trust and Van
                     Eck Associates Corporation. /3/
              (ii)   Second Amendment to Fund Participation Agreement between
                     Security Life of Denver, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation. /3/
              (iii)  Assignment and Modification Agreement between Neuberger &
                     Berman Advisers Management Trust, Neuberger & Berman
                     Management Incorporated, Neuberger & Berman Advisers
                     Management Trust, Advisers Managers Trust and Security Life of Denver Insurance Company. /3/
              (iv)   First Amendment to Participation Agreement by and among The
                     Alger American Fund, Fred Alger Management, Inc., Security
                     Life of Denver Insurance Company./1/
              (v)    First Amendment to Participation Agreement among Variable
                     Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./1/
              (vi)   Second Amendment to Participation Agreement among Variable
                     Insurance Products Fund, Fidelity Distributors Corporation
                     and Security Life of Denver Insurance Company./1/
              (vii)  First Amendment to Participation Agreement among Variable
                     Insurance Products Fund II, Fidelity Distributors
                     Corporation and Security Life of Denver Insurance
                     Company./1/
              (viii) Second Amendment to Participation Agreement among Variable
                     Insurance Products Fund II, Fidelity Distributors
                     Corporation and Security Life of Denver Insurance
                     Company./1/
              (ix)   First Amendment to Participation Agreement among Security
                     Life of Denver Insurance Company, INVESCO Variable
                     Investment Funds, Inc. and INVESCO Funds Group, Inc./1/
              (x)    Third Amendment to Participation Agreement among Security
                     Life of Denver Insurance Company, INVESCO Variable
                     Investment Funds, Inc. and INVESCO Funds Group, Inc./4/
              (xi)   Third Amendment to Participation Agreement among Variable
                     Insurance Products Fund II, Fidelity Distributors
                     Corporation and Security Life of Denver Insurance
                     Company./7/
              (xii)  Fourth Amendment to Participation Agreement among Variable
                     Insurance Products Fund, Fidelity Distributors Corporation
                     and Security Life of Denver Insurance Company./4/
              (xiii) Fourth Amendment to Participation Agreement among Variable
                     Insurance Products Fund II, Fidelity Distributors
                     Corporation and Security Life of Denver Insurance
                     Company./4/
              (xiv)  Amendment No. 2 to Participation Agreement among AIM
                     Variable Insurance Funds, Inc., Security Life of Denver
                     Insurance Company and ING America Equities, Inc./4/

--------------------------------------------------------------------------------

Corporate Benefits                   II - 3

              (xv) Fourth Amendment to Participation Agreement among Security Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc./6/
              (xvi) Amendment No. 3 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc./6/
              (xvii) Fifth Amendment to Participation Agreement among Variable
                     Insurance Products Fund, Fidelity Distributors Corporation
                     and Security Life of Denver Insurance Company./6/
              (xviii)Fifth Amendment to Participation Agreement among Variable
                     Insurance Products Fund II, Fidelity Distributors
                     Corporation and Security Life of Denver Insurance
                     Company./6/
              (xix) Amendment No. 4 to Participation Agreement among AIM Variable Insurance Funds, Inc., Security Life of Denver Insurance Company and ING America Equities, Inc./8/
              (xx) Sixth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation
                     and Security Life of Denver Insurance Company./8/
              (xxi)  Sixth Amendment to Participation Agreement among Variable
                     Insurance Products Fund II, Fidelity Distributors
                     Corporation and Security Life of Denver Insurance
                     Company./8/
              (xxii) Fifth Amendment to Participation Agreement among Security
                     Life of Denver Insurance Company, INVESCO Variable Investment Funds, Inc. and INVESCO Funds Group, Inc./8/
              (xxiii)Seventh Amendment to Participation Agreement among Variable
                     Insurance Products Fund, Fidelity Distributors Corporation
                     and Security Life of Denver Insurance Company./12/
              (xxiv) Seventh Amendment to Participation Agreement among Variable
                     Insurance Products Fund II, Fidelity Distributors/13/
                     Corporation and Security Life of Denver Insurance Company.
              (xxv) Eighth Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Security Life of Denver Insurance Company./13/
              (xxvi) Addendum to Fund Participation Agreement among Security
                     Life of Denver Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc./13/
              (xxvii)Fund Participation Agreement between Janus Aspen Series and
                     Security Life of Denver Insurance Company./13/

         (c)  (i)    Service Agreement between Fred Alger Management, Inc. and
                     Security Life of Denver Insurance Company./1/
              (ii)   Expense Allocation Agreement between A I M Advisors, Inc.,
                     AIM Distributors, Inc. and Security Life of Denver./9/
              (iii)  Service Agreement between INVESCO Funds Group, Inc. and
                     Security Life of Denver Insurance Company./9/
              (iv)   Service Agreement between Neuberger & Berman Management
                     Incorporated and Security Life of Denver Insurance
                     Company./9/
              (v)    Service Agreement between Fidelity Investments
                     Institutional Operations Company, Inc. and Security Life of
                     Denver Insurance Company./9/
              (vi)   Side Letter between Van Eck Worldwide Insurance Trust and
                     Security Life of Denver./9/
              (vii)  Distribution and Shareholder Services Agreement between
                     Janus Distributors, Inc. and Security Life of Denver
                     Insurance Company./13/

         (9)  Not Applicable.

         (10) Specimen Guaranteed Issue Variable Life Insurance Application with Guaranteed Issue Binding Limited Life Insurance Coverage Form (Form Nos. Q2009-11/97 and Q-1112 B-6/98)./10/

2.    Included as Exhibit 1.A(5) above.

3.A Opinion and consent of Gary W. Waggoner as to securities being registered.

4.    Not Applicable.

5.    Not Applicable.

6.A   Opinion and consent of James L. Livingston, Jr.

7.A   Consent of Ernst & Young LLP.
  B   Consent of Sutherland Asbill & Brennan LLP.

8.    Not Applicable.

11.   Issuance, Transfer and Redemption Procedures Memorandum./12/


--------------------------------------------------------------------------------

Corporate Benefits                   II - 4

_______________

/1/ Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on April 27, 1998 (File No. 33-74190).

/2/ Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on October 29, 1998 (File No. 33-74190).

/3/ Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on March 2, 1998 (File No. 33-74190).

/4/ Incorporated herein by reference to the Pre-Effective Amendment No. 2 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on May 10, 1999 (File No. 333-72753).

/5/ Incorporated herein by reference to the Initial Registration to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on November 8, 1999 (File No. 333-90577).

/6/ Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on December 3, 1999 (File No. 333-90577).

/7/ Incorporated herein by reference to the Pre-Effective Amendment No. 2 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on February 2, 2000 (File No. 333-90577).

/8/ Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on February 29, 2000 (File No. 333-72753).

/9/ Incorporated herein by reference to the Post-Effective Amendment No. 10 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on April 29, 1999 (File No. 33-74190).

/10/ Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on March 2, 2000 (File No. 333-90577).

/11/ Incorporated herein by reference to the Post-Effective Amendment No. 4 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on February 18, 1998 (File No. 33-88148).

/12/ Incorporated herein by reference to the Post-Effective Amendment No. 2 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on April 28, 2000 (File No. 333-90577).

/13/ Incorporated herein by reference to the Post-Effective Amendment No. 13 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, filed with the Securities and Exchange Commission on October 13, 2000 (File No. 33-74190).

--------------------------------------------------------------------------------

Corporate Benefits                   II - 5

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, Security Life of Denver Insurance Company and the Registrant, Security Life Separate Account L1, certify that they meet all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under Securities Act of 1933 and have duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on their behalf by the undersigned, hereunto duly authorized, and their seal to be hereunto fixed and attested, all in the City and County of Denver and the State of Colorado on the 10th day of October, 2000.


                                 SECURITY LIFE OF DENVER INSURANCE COMPANY
                                 (Depositor)


                                 BY: /s/ Stephen M. Christopher
                                     ----------------------------
                                       Stephen M. Christopher
                                       President
(Seal)

ATTEST:

 /s/ Gary W. Waggoner
------------------------
Gary W. Waggoner




                                 SECURITY LIFE SEPARATE ACCOUNT L1
                                 (Registrant)

                                 BY:   SECURITY LIFE OF DENVER INSURANCE COMPANY
                                 (Depositor)


                                 BY: /s/ Stephen M. Christopher
                                     ----------------------------
                                       Stephen M. Christopher
                                       President

(Seal)

ATTEST:

 /s/  Gary W. Waggoner
------------------------
 Gary W. Waggoner


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Corporate Benefits                   II - 6

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities with Security Life of Denver Insurance Company and on the date indicated.


PRINCIPAL EXECUTIVE OFFICERS:

 /s/ Stephen M. Christopher
-----------------------------
Stephen M. Christopher
President, Chief Executive Officer and Chairman

 /s/ James L. Livingston, Jr.
-----------------------------
James L. Livingston, Jr.
Executive Vice President, CFO and Chief Actuary


PRINCIPAL ACCOUNTING OFFICER:

 /s/ Shari A. Enger
------------------------
Shari A. Enger
Vice President and Controller


DIRECTORS:

 /s/ P. Randall Lowery
------------------------
P. Randall Lowery

 /s/ Mark A. Tullis
------------------------
Mark A. Tullis


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Corporate Benefits                   II - 7

                                  EXHIBIT INDEX


Exhibit No.      Description of Exhibit
-----------      ----------------------

3.B Opinion and Consent of Gary W. Waggoner as to securities being registered.

6.A              Opinion and consent of James L. Livingston, Jr.

7.A              Consent of Ernst & Young LLP.
  B              Consent of Sutherland Asbill & Brennan LLP.








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Corporate Benefits                   II - 8